Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

(the “Portfolio”)

Supplement dated December 2, 2022 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Paul Larson, formerly a portfolio manager with Invesco Advisers, Inc., is no longer at Invesco and no longer a member of the Portfolio’s management team. Accordingly, effective immediately, all references to Mr. Larson are deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-IMS1 (12/22)